Investment Objectives and Goals	Jan. 05, 2026
TSPY LIFT ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – TSPY LIFT ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 130% of the daily performance of TSPY. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

TDAQ LIFT ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – TDAQ LIFT ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TDAQ Lift ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (130%) the daily performance of the ETF shares of the TappAlpha Innovation 100 Growth & Daily Income ETF (Cboe BZX Exchange. Inc.: TDAQ) (“TDAQ”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 130% of the performance of TDAQ for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 130% of the return of TDAQ for that period. Longer holding periods, higher volatility of TDAQ and leverage increase the impact of compounding on an Investor’s returns. During periods of higher TDAQ volatility, the volatility of TDAQ may affect the Fund’s return as much as, or more than, the return of TDAQ.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (1.3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if TDAQ’s performance is flat, and it is possible that the Fund will lose money even if TDAQ’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of TDAQ falls by more than 50% in one trading day.